UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21686
Oppenheimer Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 07/31/2009

Item 1. Reports to Stockholders.

July 31, 2009

Conservative Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of investments.
12 | CONSERVATIVE INVESTOR FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
13 | CONSERVATIVE INVESTOR FUND

NOTES
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts
15 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES Continued
valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,112.40	$2.67
Class B	1,000.00	1,106.50	7.34
Class C	1,000.00	1,106.80	7.13
Class N	1,000.00	1,109.70	4.56
Class Y	1,000.00	1,112.00	1.83

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.27	2.56
Class B	1,000.00	1,017.85	7.03
Class C	1,000.00	1,018.05	6.83
Class N	1,000.00	1,020.48	4.37
Class Y	1,000.00	1,023.06	1.76
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying expenses, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.51%
Class B	1.40
Class C	1.36
Class N	0.87
Class Y	0.35
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

	Shares	Value

Investment Companies—100.1%[1]
Alternative Investment Funds—7.6%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	2,791,776	$9,073,273
Oppenheimer Real Estate Fund, Cl. Y	1,201,399	13,840,114

		22,913,387
Fixed Income Funds—67.9%
Oppenheimer Champion Income Fund, Cl. Y	6,255,541	10,759,532
Oppenheimer Core Bond Fund, Cl. Y	16,162,343	94,711,330
Oppenheimer International Bond Fund, Cl. Y	3,917,399	24,327,047
Oppenheimer Limited-Term Government Fund, Cl. Y	8,223,361	74,339,181

		204,137,090
Global Equity Fund—6.3%
Oppenheimer Global Fund, Cl. Y	404,221	19,095,381
Money Market Fund—0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[2]	152,543	152,543
U.S. Equity Funds—18.2%
Oppenheimer Capital Appreciation Fund, Cl. Y3	493,890	17,928,194
Oppenheimer Main Street Fund, Cl. Y	735,046	18,648,116
Oppenheimer Value Fund, Cl. Y	1,021,318	18,046,684

		54,622,994

Total Investments, at Value (Cost $414,065,977)	100.1%	300,921,395
Liabilities in Excess of Other Assets	(0.1)	(427,312)

Net Assets	100.0%	$300,494,083

F1 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	January 31,	Gross	Gross	July 31,
	2009	Additions	Reductions	2009

Oppenheimer Capital Appreciation Fund, Cl. Y	525,551	22,030	53,691	493,890
Oppenheimer Champion Income Fund, Cl. Y	7,100,439	1,298,579	2,143,477	6,255,541
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3,124,062	234,571	566,857	2,791,776
Oppenheimer Core Bond Fund, Cl. Y	16,515,487	1,369,983	1,723,127	16,162,343
Oppenheimer Global Fund, Cl. Y	429,928	17,557	43,264	404,221
Oppenheimer Institutional Money Market Fund, Cl. E	—	34,536,657	34,384,114	152,543
Oppenheimer International Bond Fund, Cl. Y	3,991,455	201,750	275,806	3,917,399
Oppenheimer Limited-Term Government Fund, Cl. Y	8,315,752	458,008	550,399	8,223,361
Oppenheimer Main Street Fund, Cl. Y	779,922	31,185	76,061	735,046
Oppenheimer Real Estate Fund, Cl. Y	1,285,658	88,608	172,867	1,201,399
Oppenheimer Value Fund, Cl. Y	1,085,665	44,890	109,237	1,021,318

			Realized
	Value	Income	Loss

Oppenheimer Capital Appreciation Fund, Cl. Y	$17,928,194	$—	$1,191,107
Oppenheimer Champion Income Fund, Cl. Y	10,759,532	567,760	15,212,791
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	9,073,273	—	2,752,670
Oppenheimer Core Bond Fund, Cl. Y	94,711,330	3,410,008	7,430,466
Oppenheimer Global Fund, Cl. Y	19,095,381	—	1,725,108
Oppenheimer Institutional Money Market Fund, Cl. E	152,543	1,729	—
Oppenheimer International Bond Fund, Cl. Y	24,327,047	486,637	206,925
Oppenheimer Limited-Term Government Fund, Cl. Y	74,339,181	1,924,253	500,854
Oppenheimer Main Street Fund, Cl. Y	18,648,116	—	1,618,266
Oppenheimer Real Estate Fund, Cl. Y	13,840,114	166,918	2,366,584
Oppenheimer Value Fund, Cl. Y	18,046,684	—	1,470,740

	$300,921,395	$6,557,305	$34,475,511

2.	Rate shown is the 7-day yield as of July 31, 2009.

3.	Non-income producing security.
F2 | CONSERVATIVE INVESTOR FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$300,921,395	$—	$—	$300,921,395

Total Assets	$300,921,395	$—	$—	$300,921,395

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F3 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
July 31, 2009

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $414,065,977)	$300,921,395
Cash	135,903
Receivables and other assets:
Interest and dividends	1,004,995
Shares of beneficial interest sold	305,479
Investments sold	302,513
Other	10,821

Total assets	302,681,106

Liabilities
Payables and other liabilities:
Investments purchased	1,075,050
Shares of beneficial interest redeemed	915,500
Transfer and shareholder servicing agent fees	66,366
Distribution and service plan fees	60,074
Trustees’ compensation	24,787
Shareholder communications	19,778
Other	25,468

Total liabilities	2,187,023

Net Assets	$300,494,083

Composition of Net Assets
Par value of shares of beneficial interest	$43,608
Additional paid-in capital	466,338,091
Accumulated net investment income	5,346,641
Accumulated net realized loss on investments	(58,089,675)
Net unrealized depreciation on investments	(113,144,582)

Net Assets	$300,494,083

F4 | CONSERVATIVE INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $145,274,657 and 20,974,912 shares of beneficial interest outstanding)	$6.93
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.35
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,437,028 and 3,856,379 shares of beneficial interest outstanding)	$6.86
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $78,015,145 and 11,402,001 shares of beneficial interest outstanding)	$6.84
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,258,169 and 7,301,138 shares of beneficial interest outstanding)	$6.88
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $509,084 and 73,254 shares of beneficial interest outstanding)	$6.95
See accompanying Notes to Financial Statements.
F5 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended July 31, 2009

Investment Income
Dividends from affiliated companies	$6,557,305
Interest	598

Total investment income	6,557,903

Expenses
Distribution and service plan fees:
Class A	164,513
Class B	122,332
Class C	355,584
Class N	113,751
Transfer and shareholder servicing agent fees:
Class A	147,314
Class B	47,567
Class C	112,596
Class N	110,417
Class Y	1,086
Shareholder communications:
Class A	9,679
Class B	3,942
Class C	5,755
Class N	947
Class Y	61
Trustees’ compensation	6,537
Custodian fees and expenses	2,088
Other	24,446

Total expenses	1,228,615
Less waivers and reimbursements of expenses	(37,306)

Net expenses	1,191,309

Net Investment Income	5,366,594

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	(34,475,511)
Net change in unrealized depreciation on investments	58,267,599

Net Increase in Net Assets Resulting from Operations	$29,158,682

See accompanying Notes to Financial Statements.
F6 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Operations
Net investment income	$5,366,594	$4,327,969
Net realized loss	(34,475,511)	(21,971,596)
Net change in unrealized depreciation	58,267,599	(164,483,933)

Net increase (decrease) in net assets resulting from operations	29,158,682	(182,127,560)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(2,754,079)
Class B	—	(244,414)
Class C	—	(698,606)
Class N	—	(706,122)
Class Y	—	(14,207)

	—	(4,417,428)
Distributions from net realized gain:
Class A	—	(2,277,772)
Class B	—	(441,170)
Class C	—	(1,238,888)
Class N	—	(743,045)
Class Y	—	(9,471)

	—	(4,710,346)
Tax return of capital distribution from net realized gain:
Class A	—	(4,172,378)
Class B	—	(808,126)
Class C	—	(2,269,370)
Class N	—	(1,361,095)
Class Y	—	(17,350)

	—	(8,628,319)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(7,967,270)	38,886,166
Class B	(1,848,536)	9,106,129
Class C	(2,633,748)	25,989,809
Class N	(1,687,960)	18,517,944
Class Y	(5,587)	348,112

	(14,143,101)	92,848,160
F7 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS Continued

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Net Assets
Total increase (decrease)	15,015,581	(107,035,493)
Beginning of period	285,478,502	392,513,995

End of period (including accumulated net investment income (loss) of $5,346,641 and $(19,953), respectively)	$300,494,083	$285,478,502

See accompanying Notes to Financial Statements.
F8 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class A	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.23	$10.75	$10.93	$10.53	$10.00

Income (loss) from investment operations:
Net investment income[2]	.13	.13	.55	.46	.38
Net realized and unrealized gain (loss)	.57	(4.21)	(.24)	.29	.33

Total from investment operations	.70	(4.08)	.31	.75	.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.43)	(.33)	(.18)
Distributions from net realized gain	—	(.11)	(.06)	(.02)	—
Tax return of capital distributions from net realized gain	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.44)	(.49)	(.35)	(.18)

Net asset value, end of period	$6.93	$6.23	$10.75	$10.93	$10.53

Total Return, at Net Asset Value[3]	11.24%	(38.15)%	2.81%	7.11%	7.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,275	$138,965	$199,125	$110,378	$46,318

Average net assets (in thousands)	$134,752	$196,986	$154,289	$76,542	$21,844

Ratios to average net assets:[4]
Net investment income	4.26%	1.42%	4.93%	4.24%	4.50%
Total expenses[5]	0.51%	0.40%	0.35%	0.38%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.51%	0.40%	0.35%	0.38%	0.51%

Portfolio turnover rate	7%	14%	10%	5%	11%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.06%
Year Ended January 31, 2009	0.95%
Year Ended January 31, 2008	0.91%
Year Ended January 31, 2007	0.98%
Period Ended January 31, 2006	1.19%
See accompanying Notes to Financial Statements.
F9 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class B	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.20	$10.67	$10.87	$10.49	$10.00

Income (loss) from investment operations:
Net investment income[2]	.10	.06	.44	.36	.32
Net realized and unrealized gain (loss)	.56	(4.16)	(.22)	.30	.32

Total from investment operations	.66	(4.10)	.22	.66	.64

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.36)	(.26)	(.15)
Distributions from net realized gain	—	(.11)	(.06)	(.02)	—
Tax return of capital distributions from net realized gain	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.37)	(.42)	(.28)	(.15)

Net asset value, end of period	$6.86	$6.20	$10.67	$10.87	$10.49

Total Return, at Net Asset Value[3]	10.65%	(38.61)%	1.93%	6.28%	6.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,437	$25,821	$35,068	$21,991	$9,163

Average net assets (in thousands)	$24,712	$35,491	$27,664	$15,882	$4,018

Ratios to average net assets:[4]
Net investment income	3.37%	0.62%	4.01%	3.36%	3.74%
Total expenses[5]	1.44%	1.25%	1.18%	1.23%	1.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.40%	1.25%	1.18%	1.23%	1.34%

Portfolio turnover rate	7%	14%	10%	5%	11%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.99%
Year Ended January 31, 2009	1.80%
Year Ended January 31, 2008	1.74%
Year Ended January 31, 2007	1.83%
Period Ended January 31, 2006	2.05%
See accompanying Notes to Financial Statements.
F10 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class C	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.18	$10.64	$10.85	$10.48	$10.00

Income (loss) from investment operations:
Net investment income[2]	.11	.06	.46	.37	.32
Net realized and unrealized gain (loss)	.55	(4.15)	(.24)	.29	.31

Total from investment operations	.66	(4.09)	.22	.66	.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.37)	(.27)	(.15)
Distributions from net realized gain	—	(.11)	(.06)	(.02)	—
Tax return of capital distributions from net realized gain	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.37)	(.43)	(.29)	(.15)

Net asset value, end of period	$6.84	$6.18	$10.64	$10.85	$10.48

Total Return, at Net Asset Value[3]	10.68%	(38.62)%	1.94%	6.28%	6.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,015	$73,346	$98,955	$50,876	$19,145

Average net assets (in thousands)	$71,732	$100,987	$74,109	$35,277	$7,647

Ratios to average net assets:[4]
Net investment income	3.41%	0.65%	4.15%	3.46%	3.78%
Total expenses[5]	1.36%	1.21%	1.15%	1.19%	1.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.21%	1.15%	1.19%	1.33%

Portfolio turnover rate	7%	14%	10%	5%	11%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.91%
Year Ended January 31, 2009	1.76%
Year Ended January 31, 2008	1.71%
Year Ended January 31, 2007	1.79%
Period Ended January 31, 2006	2.02%
See accompanying Notes to Financial Statements.
F11 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class N	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.20	$10.70	$10.90	$10.51	$10.00

Income (loss) from investment operations:
Net investment income[2]	.12	.10	.53	.44	.41
Net realized and unrealized gain (loss)	.56	(4.19)	(.26)	.28	.28

Total from investment operations	.68	(4.09)	.27	.72	.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.10)	(.41)	(.31)	(.18)
Distributions from net realized gain	—	(.11)	(.06)	(.02)	—
Tax return of capital distributions from net realized gain	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.41)	(.47)	(.33)	(.18)

Net asset value, end of period	$6.88	$6.20	$10.70	$10.90	$10.51

Total Return, at Net Asset Value[3]	10.97%	(38.40)%	2.43%	6.84%	6.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,258	$46,872	$58,762	$21,277	$7,569

Average net assets (in thousands)	$45,935	$59,625	$37,891	$13,671	$2,231

Ratios to average net assets:[4]
Net investment income	3.89%	1.09%	4.74%	4.08%	4.82%
Total expenses[5]	1.01%	0.76%	0.66%	0.66%	0.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.76%	0.66%	0.66%	0.71%

Portfolio turnover rate	7%	14%	10%	5%	11%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.56%
Year Ended January 31, 2009	1.31%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
Period Ended January 31, 2006	1.38%
See accompanying Notes to Financial Statements.
F12 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.25	$10.79	$10.96	$10.54	$10.00

Income (loss) from investment operations:
Net investment income[2]	.14	.18	.64	.49	.38
Net realized and unrealized gain (loss)	.56	(4.25)	(.29)	.30	.35

Total from investment operations	.70	(4.07)	.35	.79	.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.16)	(.46)	(.35)	(.19)
Distributions from net realized gain	—	(.11)	(.06)	(.02)	—
Tax return of capital distributions from net realized gain	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.47)	(.52)	(.37)	(.19)

Net asset value, end of period	$6.95	$6.25	$10.79	$10.96	$10.54

Total Return, at Net Asset Value[3]	11.20%	(37.92)%	3.15%	7.50%	7.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$509	$475	$604	$135	$96

Average net assets (in thousands)	$421	$732	$385	$127	$71

Ratios to average net assets:[4]
Net investment income	4.43%	1.95%	5.70%	4.57%	4.42%
Total expenses[5]	0.57%	0.09%	0.01%	0.06%	0.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.35%	0.09%	0.01%	0.06%	0.25%

Portfolio turnover rate	7%	14%	10%	5%	11%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.12%
Year Ended January 31, 2009	0.64%
Year Ended January 31, 2008	0.57%
Year Ended January 31, 2007	0.66%
Period Ended January 31, 2006	0.96%
See accompanying Notes to Financial Statements.
F13 | CONSERVATIVE INVESTOR FUND

NOES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class Y shares of other Oppenheimer funds. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities.
F14 | CONSERVATIVE INVESTOR FUND

A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of
F15 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended January 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,046,694.
     As of July 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $35,522,205 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$466,525,931

Gross unrealized appreciation	$1,102,939
Gross unrealized depreciation	(166,707,475)

Net unrealized depreciation	$(165,604,536)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2009, the
F16 | CONSERVATIVE INVESTOR FUND

Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,312
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2009	16,294
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash
F17 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	4,236,525	$26,418,804	12,590,884	$119,681,600
Dividends and/or distributions reinvested	—	—	1,303,061	8,482,504
Redeemed	(5,560,489)	(34,386,074)	(10,125,570)	(89,277,938)

Net increase (decrease)	(1,323,964)	$(7,967,270)	3,768,375	$38,886,166

Class B
Sold	734,760	$4,527,716	2,747,189	$26,289,184
Dividends and/or distributions reinvested	—	—	221,213	1,433,481
Redeemed	(1,045,904)	(6,376,252)	(2,088,171)	(18,616,536)

Net increase (decrease)	(311,144)	$(1,848,536)	880,231	$9,106,129

Class C
Sold	2,954,794	$18,296,782	7,218,010	$67,716,137
Dividends and/or distributions reinvested	—	—	596,938	3,862,192
Redeemed	(3,416,088)	(20,930,530)	(5,248,052)	(45,588,520)

Net increase (decrease)	(461,294)	$(2,633,748)	2,566,896	$25,989,809

F18 | CONSERVATIVE INVESTOR FUND

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	1,784,414	$11,068,636	4,812,495	$44,369,400
Dividends and/or distributions reinvested	—	—	362,092	2,349,771
Redeemed	(2,037,474)	(12,756,596)	(3,113,316)	(28,201,227)

Net increase (decrease)	(253,060)	$(1,687,960)	2,061,271	$18,517,944

Class Y
Sold	26,391	$174,929	96,393	$986,533
Dividends and/or distributions reinvested	—	—	6,276	40,981
Redeemed	(29,152)	(180,516)	(82,617)	(679,402)

Net increase (decrease)	(2,761)	$(5,587)	20,052	$348,112

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$19,365,698	$28,569,417
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s Investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2009 was 0.52%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2009, the Fund paid $365,164 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the
F19 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$452,852
Class C	1,011,359
Class N	900,424
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$111,482	$—	$49,807	$16,998	$3,362
F20 | CONSERVATIVE INVESTOR FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 31, 2009, the Manager waived $474 and $5 for Class B and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds and IMMF to assure that expenses do not exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended July 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$4,964
Class N	31,400
Class Y	463
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F21 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F22 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
17 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston and Jerry Webman, the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation conservative funds (including both fund of funds advised by the Manager and fund of funds advised by other investment advisers). The Board noted that the Fund’s one-year and three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other mixed-asset target allocation conservative fund of funds with comparable asset levels and distribution features. The Board noted that the Fund’s total expenses (direct and indirect) are lower than its peer
18 | CONSERVATIVE INVESTOR FUND

group median. The Board also noted that the Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.50% for Class N, and 1.00% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
19 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
20 | CONSERVATIVE INVESTOR FUND

July 31, 2009

Moderate Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

July 31, 2009 Moderate Management Commentaries Investor Fund and Semiannual A Series of Oppenheimer Portfolio Series Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of investments.
12 | MODERATE INVESTOR FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | MODERATE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the
14 | MODERATE INVESTOR FUND

Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,166.70	$2.80
Class B	1,000.00	1,162.60	7.48
Class C	1,000.00	1,163.10	7.10
Class N	1,000.00	1,165.90	4.41
Class Y	1,000.00	1,169.40	0.65

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.22	2.61
Class B	1,000.00	1,017.90	6.98
Class C	1,000.00	1,018.25	6.63
Class N	1,000.00	1,020.73	4.12
Class Y	1,000.00	1,024.20	0.60
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, fund, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.52%
Class B	1.39
Class C	1.32
Class N	0.82
Class Y	0.12
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | MODERATE INVESTOR FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
16 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

	Shares	Value

Investment Companies—100.1%[1]
Alternative Investment Funds—7.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	6,891,785	$22,398,302
Oppenheimer Real Estate Fund, Cl. Y	2,847,686	32,805,344

		55,203,646

Fixed Income Funds—43.2%
Oppenheimer Champion Income Fund, Cl. Y	16,061,032	27,624,975
Oppenheimer Core Bond Fund, Cl. Y	24,946,240	146,184,963
Oppenheimer International Bond Fund, Cl. Y	8,844,220	54,922,607
Oppenheimer Limited-Term Government Fund, Cl. Y	11,975,113	108,255,019

		336,987,564

Global Equity Fund—11.4%
Oppenheimer Global Fund, Cl. Y	1,875,383	88,593,093
Money Market Fund—0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[2]	1,637,402	1,637,402
U.S. Equity Funds—38.2%
Oppenheimer Capital Appreciation Fund, Cl. Y3	2,301,164	83,532,249
Oppenheimer Main Street Fund, Cl. Y	3,401,600	86,298,589
Oppenheimer Main Street Opportunity Fund, Cl. Y	4,461,863	44,350,921
Oppenheimer Value Fund, Cl. Y	4,735,900	83,683,357

		297,865,116

Total Investments, at Value (Cost $1,113,029,578)	100.1%	780,286,821
Liabilities in Excess of Other Assets	(0.1)	(1,091,629)

Net Assets	100.0%	$779,195,192

F1 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2009	Additions	Reductions	July 31, 2009

Oppenheimer Capital Appreciation Fund, Cl. Y	2,332,832	71,649	103,317	2,301,164
Oppenheimer Champion Income Fund, Cl. Y	15,642,337	2,354,000	1,935,305	16,061,032
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	7,049,222	385,703	543,140	6,891,785
Oppenheimer Core Bond Fund, Cl. Y	24,266,078	1,761,766	1,081,604	24,946,240
Oppenheimer Global Fund, Cl. Y	1,901,836	57,126	83,579	1,875,383
Oppenheimer Institutional Money Market Fund, Cl. E	—	39,449,030	37,811,628	1,637,402
Oppenheimer International Bond Fund, Cl. Y	8,723,767	381,189	260,736	8,844,220
Oppenheimer Limited-Term Government Fund, Cl. Y	11,740,378	569,219	334,484	11,975,113
Oppenheimer Main Street Fund, Cl. Y	3,447,496	101,014	146,910	3,401,600
Oppenheimer Main Street Opportunity Fund, Cl. Y	4,525,577	130,383	194,097	4,461,863
Oppenheimer Real Estate Fund, Cl. Y	2,860,717	153,745	166,776	2,847,686
Oppenheimer Value Fund, Cl. Y	4,800,853	145,582	210,535	4,735,900

			Realized
	Value	Income	Loss

Oppenheimer Capital Appreciation Fund, Cl. Y	$83,532,249	$—	$2,551,166
Oppenheimer Champion Income Fund, Cl. Y	27,624,975	1,384,550	14,011,437
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	22,398,302	—	2,863,442
Oppenheimer Core Bond Fund, Cl. Y	146,184,963	5,162,962	5,394,078
Oppenheimer Global Fund, Cl. Y	88,593,093	—	3,689,463
Oppenheimer Institutional Money Market Fund, Cl. E	1,637,402	4,323	—
Oppenheimer International Bond Fund, Cl. Y	54,922,607	1,087,419	215,123
Oppenheimer Limited-Term Government Fund, Cl. Y	108,255,019	2,770,963	392,453
Oppenheimer Main Street Fund, Cl. Y	86,298,589	—	3,440,266
Oppenheimer Main Street Opportunity Fund, Cl. Y	44,350,921	—	1,629,003
Oppenheimer Real Estate Fund, Cl. Y	32,805,344	395,348	2,608,080
Oppenheimer Value Fund, Cl. Y	83,683,357	—	3,237,151

	$780,286,821	$10,805,565	$40,031,662

2.	Rate shown is the 7-day yield as of July 31, 2009.

3.	Non-income producing security.
F2 | MODERATE INVESTOR FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$780,286,821	$—	$—	$780,286,821

Total Assets	$780,286,821	$—	$—	$780,286,821

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F3 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 31, 2009

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $1,113,029,578)	$780,286,821
Receivables and other assets:
Dividends	1,676,835
Shares of beneficial interest sold	1,125,732
Other	19,635

Total assets	783,109,023

Liabilities
Bank overdraft	37,419
Payables and other liabilities:
Investments purchased	2,236,445
Shares of beneficial interest redeemed	1,196,612
Transfer and shareholder servicing agent fees	163,088
Distribution and service plan fees	154,223
Trustees’ compensation	65,612
Shareholder communications	37,184
Other	23,248

Total liabilities	3,913,831

Net Assets	$779,195,192

Composition of Net Assets
Par value of shares of beneficial interest	$109,595
Additional paid-in capital	1,174,166,865
Accumulated net investment income	7,842,951
Accumulated net realized loss on investments	(70,181,462)
Net unrealized depreciation on investments	(332,742,757)

Net Assets	$779,195,192

F4 | MODERATE INVESTOR FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $411,398,744 and 57,610,965 shares of beneficial interest outstanding)	$7.14
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.58

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,923,290 and 13,979,212 shares of beneficial interest outstanding)	$7.08

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $178,488,873 and 25,279,994 shares of beneficial interest outstanding)	$7.06

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $87,999,017 and 12,392,447 shares of beneficial interest outstanding)	$7.10

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,385,268 and 332,178 shares of beneficial interest outstanding)	$7.18
See accompanying Notes to Financial Statements.
F5 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 31, 2009

Investment Income
Dividends from affiliated companies	$10,805,565
Interest	1,443

Total investment income	10,807,008

Expenses
Distribution and service plan fees:
Class A	446,672
Class B	437,203
Class C	792,158
Class N	191,646
Transfer and shareholder servicing agent fees:
Class A	437,656
Class B	165,874
Class C	230,073
Class N	113,916
Class Y	874
Shareholder communications:
Class A	27,961
Class B	12,579
Class C	12,113
Class N	1,713
Class Y	69
Trustees’ compensation	15,430
Custodian fees and expenses	3,051
Other	34,844

Total expenses	2,923,832
Less waivers and reimbursements of expenses	(13,688)

Net expenses	2,910,144

Net Investment Income	7,896,864

Realized and Unrealized Gain (Loss)
Net realized loss on investment from affiliated companies	(40,031,662)
Net change in unrealized depreciation on investments	140,881,636

Net Increase in Net Assets Resulting from Operations	$108,746,838

See accompanying Notes to Financial Statements.
F6 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Operations
Net investment income	$7,896,864	$9,592,126
Net realized loss	(40,031,662)	(22,634,107)
Net change in unrealized depreciation	140,881,636	(438,463,404)

Net increase (decrease) in net assets resulting from operations	108,746,838	(451,505,385)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(6,918,084)
Class B	—	(663,729)
Class C	—	(1,370,649)
Class N	—	(1,182,089)
Class Y	—	(46,540)

	—	(10,181,091)
Distributions from net realized gain:
Class A	—	(13,680,792)
Class B	—	(3,412,475)
Class C	—	(6,225,413)
Class N	—	(2,820,499)
Class Y	—	(72,541)

	—	(26,211,720)
Tax return of capital distribution from net realized gain:
Class A	—	(5,976,715)
Class B	—	(1,490,804)
Class C	—	(2,719,690)
Class N	—	(1,232,189)
Class Y	—	(31,691)

	—	(11,451,089)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,566,071	115,561,467
Class B	(1,404,631)	19,909,474
Class C	(4,209,650)	45,414,772
Class N	2,861,411	29,153,326
Class Y	139,665	1,463,374

	(1,047,134)	211,502,413

Net Assets
Total increase (decrease)	107,699,704	(287,846,872)
Beginning of period	671,495,488	959,342,360

End of period (including accumulated net investment income (loss) of $7,842,951 and $(53,913), respectively)	$779,195,192	$671,495,488

See accompanying Notes to Financial Statements.
F7 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class A	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.12	$11.01	$11.42	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	.08	.13	.54	.39	.38
Net realized and unrealized gain (loss)	.94	(4.53)	(.41)	.55	.57

Total from investment operations	1.02	(4.40)	.13	.94	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.45)	(.27)	(.17)
Distributions from net realized gain	—	(.25)	(.09)	(.03)	—
Tax Return of capital distribution from net realized gain	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.49)	(.54)	(.30)	(.17)

Net asset value, end of period	$7.14	$6.12	$11.01	$11.42	$10.78

Total Return, at Net Asset Value[3]	16.67%	(40.17)%	1.01%	8.73%	9.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$411,399	$351,987	$497,377	$313,311	$107,686

Average net assets (in thousands)	$363,009	$486,485	$423,981	$206,672	$43,984

Ratios to average net assets:[4]
Net investment income	2.63%	1.36%	4.59%	3.57%	4.39%
Total expenses[5]	0.52%	0.42%	0.37%	0.40%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.42%	0.37%	0.40%	0.46%

Portfolio turnover rate	4%	9%	3%	4%	0%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.09%
Year Ended January 31, 2009	1.00%
Year Ended January 31, 2008	0.95%
Year Ended January 31, 2007	1.01%
Period Ended January 31, 2006	1.15%
See accompanying Notes to Financial Statements.
F8 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class B	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.09	$10.92	$11.34	$10.74	$10.00

Income (loss) from investment operations:
Net investment income[2]	.06	.05	.42	.30	.31
Net realized and unrealized gain (loss)	.93	(4.47)	(.39)	.54	.58

Total from investment operations	.99	(4.42)	.03	.84	.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.36)	(.21)	(.15)
Distributions from net realized gain	—	(.25)	(.09)	(.03)	—
Tax Return of capital distribution from net realized gain	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.41)	(.45)	(.24)	(.15)

Net asset value, end of period	$7.08	$6.09	$10.92	$11.34	$10.74

Total Return, at Net Asset Value[3]	16.26%	(40.64)%	0.18%	7.80%	8.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,923	$86,709	$132,233	$101,929	$36,956

Average net assets (in thousands)	$88,416	$123,999	$121,584	$70,066	$15,521

Ratios to average net assets:[4]
Net investment income	1.77%	0.49%	3.61%	2.73%	3.56%
Total expenses[5]	1.42%	1.26%	1.18%	1.21%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	1.26%	1.18%	1.21%	1.29%

Portfolio turnover rate	4%	9%	3%	4%	0%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.99%
Year Ended January 31, 2009	1.84%
Year Ended January 31, 2008	1.76%
Year Ended January 31, 2007	1.82%
Period Ended January 31, 2006	1.99%
See accompanying Notes to Financial Statements.
F9 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class C	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.07	$10.90	$11.33	$10.73	$10.00

Income (loss) from investment operations:
Net investment income[2]	.06	.05	.45	.30	.31
Net realized and unrealized gain (loss)	.93	(4.46)	(.41)	.54	.57

Total from investment operations	.99	(4.41)	.04	.84	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.38)	(.21)	(.15)
Distributions from net realized gain	—	(.25)	(.09)	(.03)	—
Tax Return of capital distribution from net realized gain	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.42)	(.47)	(.24)	(.15)

Net asset value, end of period	$7.06	$6.07	$10.90	$11.33	$10.73

Total Return, at Net Asset Value[3]	16.31%	(40.66)%	0.24%	7.85%	8.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,489	$158,155	$231,792	$142,351	$47,904

Average net assets (in thousands)	$160,015	$223,472	$193,641	$95,773	$19,527

Ratios to average net assets:[4]
Net investment income	1.84%	0.56%	3.88%	2.78%	3.64%
Total expenses[5]	1.32%	1.20%	1.14%	1.16%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.32%	1.20%	1.14%	1.16%	1.22%

Portfolio turnover rate	4%	9%	3%	4%	0%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.89%
Year Ended January 31, 2009	1.78%
Year Ended January 31, 2008	1.72%
Year Ended January 31, 2007	1.77%
Period Ended January 31, 2006	1.91%
See accompanying Notes to Financial Statements.
F10 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class N	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.09	$10.96	$11.38	$10.76	$10.00

Income (loss) from investment operations:
Net investment income[2]	.07	.11	.51	.40	.40
Net realized and unrealized gain (loss)	.94	(4.51)	(.41)	.51	.53

Total from investment operations	1.01	(4.40)	.10	.91	.93

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.11)	(.43)	(.26)	(.17)
Distributions from net realized gain	—	(.25)	(.09)	(.03)	—
Tax Return of capital distribution from net realized gain	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.47)	(.52)	(.29)	(.17)

Net asset value, end of period	$7.10	$6.09	$10.96	$11.38	$10.76

Total Return, at Net Asset Value[3]	16.59%	(40.36)%	0.72%	8.47%	9.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,999	$72,712	$96,080	$51,620	$12,117

Average net assets (in thousands)	$77,459	$96,842	$73,754	$27,110	$4,158

Ratios to average net assets:[4]
Net investment income	2.34%	1.13%	4.36%	3.58%	4.56%
Total expenses[5]	0.82%	0.69%	0.64%	0.65%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.69%	0.64%	0.65%	0.67%

Portfolio turnover rate	4%	9%	3%	4%	0%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.39%
Year Ended January 31, 2009	1.27%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
Period Ended January 31, 2006	1.36%
See accompanying Notes to Financial Statements.
F11 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.14	$11.05	$11.45	$10.79	$10.00

Income (loss) from investment operations:
Net investment income[2]	.10	.18	.55	.56	.36
Net realized and unrealized gain (loss)	.94	(4.57)	(.38)	.43	.61

Total from investment operations	1.04	(4.39)	.17	.99	.97

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.16)	(.48)	(.30)	(.18)
Distributions from net realized gain	—	(.25)	(.09)	(.03)	—
Tax Return of capital distribution from net realized gain	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.52)	(.57)	(.33)	(.18)

Net asset value, end of period	$7.18	$6.14	$11.05	$11.45	$10.79

Total Return, at Net Asset Value[3]	16.94%	(39.90)%	1.39%	9.18%	9.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,385	$1,932	$1,860	$1,172	$316

Average net assets (in thousands)	$1,823	$2,296	$1,315	$335	$216

Ratios to average net assets:[4]
Net investment income	3.00%	1.91%	4.67%	5.06%	4.20%
Total expenses[5]	0.12%	0.05%	0.02%	0.00%	0.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.12%	0.05%	0.02%	0.00%	0.12%

Portfolio turnover rate	4%	9%	3%	4%	0%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	0.69%
Year Ended January 31, 2009	0.63%
Year Ended January 31, 2008	0.60%
Year Ended January 31, 2007	0.61%
Period Ended January 31, 2006	0.96%
See accompanying Notes to Financial Statements.
F12 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital and current income. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F13 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not
F14 | MODERATE INVESTOR FUND

offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended January 31, 2009, the Fund did not have any capital loss carryforward to offset capital gains realized in that fiscal year.
     As of July 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $40,031,662 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,181,586,336

Gross unrealized appreciation	$22,592,383
Gross unrealized depreciation	(423,891,898)

Net unrealized depreciation	$(401,299,515)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,111
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2009	43,925
F15 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F16 | MODERATE INVESTOR FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	9,306,304	$58,618,435	24,067,076	$230,074,338
Dividends and/or distributions reinvested	—	—	3,920,716	25,288,883
Redeemed	(9,221,513)	(57,052,364)	(15,640,259)	(139,801,754)

Net increase	84,791	$1,566,071	12,347,533	$115,561,467

Class B
Sold	1,964,396	$12,244,134	5,824,190	$56,064,039
Dividends and/or distributions reinvested	—	—	846,379	5,442,292
Redeemed	(2,224,050)	(13,648,765)	(4,535,798)	(41,596,857)

Net increase (decrease)	(259,654)	$(1,404,631)	2,134,771	$19,909,474

Class C
Sold	4,440,191	$27,508,950	11,922,981	$111,850,796
Dividends and/or distributions reinvested	—	—	1,533,910	9,832,539
Redeemed	(5,199,344)	(31,718,600)	(8,679,741)	(76,268,563)

Net increase (decrease)	(759,153)	$(4,209,650)	4,777,150	$45,414,772

Class N
Sold	2,757,380	$17,171,498	6,402,185	$61,482,182
Dividends and/or distributions reinvested	—	—	739,081	4,751,885
Redeemed	(2,297,719)	(14,310,087)	(3,975,657)	(37,080,741)

Net increase	459,661	$2,861,411	3,165,609	$29,153,326

F17 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	148,232	$960,215	222,025	$2,192,345
Dividends and/or distributions reinvested	—	—	23,295	150,720
Redeemed	(130,811)	(820,550)	(98,852)	(879,691)

Net increase	17,421	$139,665	146,468	$1,463,374

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$33,354,912	$30,050,747
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2009 was 0.55%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2009, the Fund paid $891,039 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The
F18 | MODERATE INVESTOR FUND

Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$2,113,657
Class C	2,351,953
Class N	1,334,051
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$370,578	$629	$150,055	$22,447	$8,360
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 31, 2009, the Manager waived $1,365 for Class B. The Manager may modify
F19 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds and IMMF to assure that expenses do not exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended July 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$12,323
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F20 | MODERATE INVESTOR FUND

     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F21 | MODERATE INVESTOR FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F22 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
17 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston and Jerry Webman, the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation moderate funds (including both fund of funds advised by the Manager and fund of funds advised by other investment advisers). The Board noted that the Fund’s one-year and three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other mixed-asset target allocation moderate fund of funds with comparable asset levels and distribution features. The Board noted that the Fund’s total expenses (direct and indirect) are lower than its
18 | MODERATE INVESTOR FUND

peer group median. The Board also noted that the Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.55% for Class N, and 1.05% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
19 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
20 | MODERATE INVESTOR FUND

July 31, 2009

Active Allocation Fund

A Series of Oppenheimer Portfolio Series

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

July 31, 2009 Active Allocation Management Commentaries Fund and Semiannual A Series of Oppenheimer Portfolio Series Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
lU.S. Equity Funds 42.9% lGlobal Equity Funds 26.4 lFixed Income Funds 21.9 lAlternative Investment Funds 8.0 lMoney Market Fund 0.8
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of investments.
13 | ACTIVE ALLOCATION FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
14 | ACTIVE ALLOCATION FUND

Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
15 | ACTIVE ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described
16 | ACTIVE ALLOCATION FUND

in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,215.00	$3.41
Class B	1,000.00	1,212.30	8.20
Class C	1,000.00	1,210.70	7.70
Class N	1,000.00	1,216.30	4.46
Class Y	1,000.00	1,219.60	1.16

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.72	3.11
Class B	1,000.00	1,017.41	7.48
Class C	1,000.00	1,017.85	7.03
Class N	1,000.00	1,020.78	4.07
Class Y	1,000.00	1,023.75	1.05
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.62%
Class B	1.49
Class C	1.40
Class N	0.81
Class Y	0.21
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
17 | ACTIVE ALLOCATION FUND

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18 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

	Shares	Value

Investment Companies—99.6%[1]
Alternative Investment Funds—8.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	22,280,377	$72,411,225
Oppenheimer Gold & Special Minerals Fund, Cl. A	249,046	7,048,000
Oppenheimer Real Estate Fund, Cl. Y	6,022,989	69,384,829

		148,844,054
Fixed Income Funds—21.8%
Oppenheimer Champion Income Fund, Cl. Y	26,149,103	44,976,457
Oppenheimer Core Bond Fund, Cl. Y	25,889,399	151,711,877
Oppenheimer International Bond Fund, Cl. Y	15,023,260	93,294,442
Oppenheimer U.S. Government Trust, Cl. Y	12,963,329	115,892,162

		405,874,938
Global Equity Funds—26.3%
Oppenheimer Developing Markets Fund, Cl. Y	5,168,709	123,738,892
Oppenheimer Global Fund, Cl. Y	3,200,825	151,206,995
Oppenheimer International Growth Fund, Cl. Y	8,804,762	191,415,518
Oppenheimer International Small Company Fund, Cl. Y	1,345,794	24,157,008

		490,518,413
Money Market Fund—0.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[2]	15,458,838	15,458,838
U.S. Equity Funds—42.7%
Oppenheimer Capital Appreciation Fund, Cl. Y3	6,074,078	220,489,047
Oppenheimer Discovery Fund, Cl. Y	7	285
Oppenheimer Main Street Fund, Cl. Y	8,251,728	209,346,328
Oppenheimer Main Street Small Cap Fund, Cl. Y	9,788,340	152,600,225
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	16	391
Oppenheimer Value Fund, Cl. Y	12,051,321	212,946,848

		795,383,124

Total Investments, at Value (Cost $2,242,551,239)	99.6%	1,856,079,367
Other Assets Net of Liabilities	0.4	8,153,159

Net Assets	100.0%	$1,864,232,526

F1 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares
	January 31,	Gross	Gross	Shares
	2009	Additions	Reductions	July 31, 2009

Oppenheimer Capital Appreciation Fund, Cl. Y	8,783,285	204,079	2,913,286	6,074,078
Oppenheimer Champion Income Fund, Cl. Y	21,194,454	9,734,932	4,780,283	26,149,103
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y	16,267,698	7,305,980	1,293,301	22,280,377
Oppenheimer Core Bond Fund, Cl. Y	27,132,676	3,172,282	4,415,559	25,889,399
Oppenheimer Developing Markets Fund, Cl. Y	3,730,645	1,967,257	529,193	5,168,709
Oppenheimer Discovery Fund, Cl. Y	—	7	—	7
Oppenheimer Global Fund, Cl. Y	3,003,866	356,940	159,981	3,200,825
Oppenheimer Gold & Special Minerals Fund, Cl. A	—	252,135	3,089	249,046
Oppenheimer Institutional Money Market Fund, Cl. E	33,291,478	164,992,929	182,825,569	15,458,838
Oppenheimer International Bond Fund, Cl. Y	10,486,302	5,292,934	755,976	15,023,260
Oppenheimer International Growth Fund, Cl. Y	8,313,075	928,845	437,158	8,804,762
Oppenheimer International Small Company Fund, Cl. Y	—	1,558,780	212,986	1,345,794
Oppenheimer Main Street Fund, Cl. Y	7,759,207	1,258,946	766,425	8,251,728
Oppenheimer Main Street Small Cap Fund, Cl. Y	9,165,954	1,532,539	910,153	9,788,340
Oppenheimer MidCap Fund, Cl. Y	2,666,826	12,173	2,678,999	—
Oppenheimer Real Estate Fund, Cl. Y	4,932,187	1,422,468	331,666	6,022,989
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	1,562,855	8,205	1,571,044	16
Oppenheimer U.S. Government Trust, Cl. Y	14,581,076	936,906	2,554,653	12,963,329
Oppenheimer Value Fund, Cl. Y	17,156,128	360,453	5,465,260	12,051,321

			Realized
	Value	Income	Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$220,489,047	$—	$(42,966,837)
Oppenheimer Champion Income Fund, Cl. Y	44,976,457	2,083,455	(43,885,623)
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y	72,411,225	—	(8,043,488)
Oppenheimer Core Bond Fund, Cl. Y	151,711,877	5,565,647	(29,266,259)
Oppenheimer Developing Markets Fund, Cl. Y	123,738,892	—	(3,051,045)
Oppenheimer Discovery Fund, Cl. Y	285	—	—
Oppenheimer Global Fund, Cl. Y	151,206,995	—	(5,922,228)
Oppenheimer Gold & Special Minerals Fund, Cl. A	7,048,000	—	(6,267)
Oppenheimer Institutional Money Market Fund, Cl. E	15,458,838	73,348	—
Oppenheimer International Bond Fund, Cl. Y	93,294,442	1,668,363	(381,346)
Oppenheimer International Growth Fund, Cl. Y	191,415,518	—	(3,958,765)
Oppenheimer International Small Company Fund, Cl. Y	24,157,008	—	869,386
Oppenheimer Main Street Fund, Cl. Y	209,346,328	—	(15,702,036)
Oppenheimer Main Street Small Cap Fund, Cl. Y	152,600,225	—	(10,387,338)
Oppenheimer MidCap Fund, Cl. Y	—	—	(15,665,162)
Oppenheimer Real Estate Fund, Cl. Y	69,384,829	848,639	(4,278,725)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	391	—	(15,274,747)
Oppenheimer U.S. Government Trust, Cl. Y	115,892,162	3,583,824	(4,056,820)
Oppenheimer Value Fund, Cl. Y	212,946,848	—	(61,967,753)

	$1,856,079,367	$13,823,276	$(263,945,053)

F2 | ACTIVE ALLOCATION FUND

2.	Rate shown is the 7-day yield as of July 31, 2009.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,856,079,367	$—	$—	$1,856,079,367

Total Investments, at Value	1,856,079,367	—	—	1,856,079,367
Other Financial Instruments:
Swaps	—	903,365	—	903,365
Futures	704,047	—	—	704,047

Total Assets	$1,856,783,414	$903,365	$—	$1,857,686,779

Liabilities Table
Other Financial Instruments:
Swaps	$—	$(2,357,738)	$—	$(2,357,738)
Futures	(86,790)	—	—	(86,790)

Total Liabilities	$(86,790)	$(2,357,738)	$—	$(2,444,528)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of July 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Standard & Poor’s 500 E-Mini Index	Sell	789	9/18/09	$38,834,580	$(2,341,447)
U.S. Treasury Nts., 5 yr.	Buy	154	9/30/09	17,768,953	4,625
U.S. Treasury Nts., 10 yr.	Buy	548	9/21/09	64,270,125	693,014

					$(1,643,808)

F3 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of July 31, 2009 are as follows:

						Upfront
		Buy/Sell	Notional	Receive		Payment
Reference	Swap	Credit	Amount	Fixed	Termination	Received/
Entity	Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value
CDX North America High Yield Index, Series 12
	Barclays Bank plc	Sell	$10,340	5%	6/20/14	$4,163,292	$(1,040,762)

		Total	10,340			4,163,292	(1,040,762)

				Grand Total Buys		—	—
				Grand Total Sells		4,163,292	(1,040,762)

			Total Credit Default Swaps			$4,163,292	$(1,040,762)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which	Payments for Selling Credit		Reference Asset
the Fund Sold Protection	Protection (Undiscounted)	Amount Recoverable*	Rating Range**

Non-Investment Grade
Corporate Debt Indexes	$10,340,000	$—	B

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Total Return Swap Contracts as of July 31, 2009 are as follows:

Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Emerging Markets USD Index
		One-Month BBA LIBOR plus 100 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Emerging Markets USD	If positive, the Total Return of the MSCI Daily Net Emerging Markets USD
UBS AG	$20,869	Index	Index	5/12/10	$1,944,127
F4 | ACTIVE ALLOCATION FUND

Total Return Swap Contracts as of July 31, 2009 are as follows: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

S&P 500 Citigroup Value Index
		If positive, the Total Return of the S&P 500 Citigroup	One-Month BBA LIBOR minus 15 basis points and if negative, the absolute value of the Total Return of the S&P 500
Citibank NA	$21,741	Value Index	Citigroup Value Index	6/2/10	$(2,357,738)

				Total of Total Return Swaps	$(413,611)

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offerated Rate
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TR	Total Return
Swap Summary as of July 31, 2009 is as follows:
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$10,340	$(1,040,762)
Citibank NA	Total Return	21,741	(2,357,738)
UBS AG	Total Return	20,869	1,944,127

		Total Swaps	$(1,454,373)

See accompanying Notes to Financial Statements.
F5 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
July 31, 2009

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $2,242,551,239)	$1,856,079,367
Cash	668,656
Cash used for collateral on futures	8,643,700
Swaps, at value (upfront payments received $4,163,292)	903,365
Receivables and other assets:
Investments sold	2,713,388
Dividends	2,145,136
Shares of beneficial interest sold	1,191,243
Futures margins	704,047
Other	54,472

Total assets	1,873,103,374

Liabilities
Swaps, at value	2,357,738
Payables and other liabilities:
Shares of beneficial interest redeemed	3,062,548
Investments purchased	2,281,819
Transfer and shareholder servicing agent fees	374,857
Distribution and service plan fees	373,405
Trustees’ compensation	184,935
Shareholder communications	119,546
Futures margins	86,790
Other	29,210

Total liabilities	8,870,848

Net Assets	$1,864,232,526

Composition of Net Assets
Par value of shares of beneficial interest	$246,335
Additional paid-in capital	2,859,448,975
Accumulated net investment income	24,151,058
Accumulated net realized loss on investments	(634,207,081)
Net unrealized depreciation on investments	(385,406,761)

Net Assets	$1,864,232,526

F6 | ACTIVE ALLOCATION FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,005,922,793 and 131,778,078 shares of beneficial interest outstanding)	$7.63
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.10

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $301,553,977 and 40,322,467 shares of beneficial interest outstanding)	$7.48

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $425,631,568 and 56,955,520 shares of beneficial interest outstanding)	$7.47

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $127,789,808 and 16,846,798 shares of beneficial interest outstanding)	$7.59

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,334,380 and 431,927 shares of beneficial interest outstanding)	$7.72
See accompanying Notes to Financial Statements.
F7 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended July 31, 2009

Investment Income
Dividends from affiliated companies	$13,823,276
Interest	3,779

Total investment income	13,827,055

Expenses
Distribution and service plan fees:
Class A	1,101,480
Class B	1,320,423
Class C	1,876,963
Class N	275,246
Transfer and shareholder servicing agent fees:
Class A	1,080,159
Class B	492,552
Class C	498,223
Class N	104,282
Class Y	1,241
Shareholder communications:
Class A	71,877
Class B	34,999
Class C	28,937
Class N	3,498
Class Y	123
Asset allocation fees	817,491
Trustees’ compensation	37,999
Custodian fees and expenses	6,234
Other	59,514

Total expenses	7,811,241
Less waivers and reimbursements of expenses	(36,547)

Net expenses	7,774,694

Net Investment Income	6,052,361
F8 | ACTIVE ALLOCATION FUND

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from affiliated companies	$(263,945,053)
Closing and expiration of futures contracts	(37,284,144)
Swap contracts	(2,542,638)

Net realized loss	(303,771,835)
Net change in unrealized appreciation (depreciation) on:
Investments	617,638,553
Futures contracts	3,104,098
Swap contracts	5,696,786

Net change in unrealized depreciation	626,439,437

Net Increase in Net Assets Resulting from Operations	$328,719,963

See accompanying Notes to Financial Statements.
F9 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Operations
Net investment income	$6,052,361	$15,639,781
Net realized loss	(303,771,835)	(324,028,708)
Net change in unrealized depreciation	626,439,437	(851,999,275)

Net increase (decrease) in net assets resulting from operations	328,719,963	(1,160,388,202)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(47,623,068)
Class B	—	(14,487,229)
Class C	—	(20,669,187)
Class N	—	(5,816,499)
Class Y	—	(156,650)

	—	(88,752,633)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(41,271,025)	138,665,720
Class B	(9,359,226)	14,172,516
Class C	(18,478,432)	34,740,730
Class N	254,169	22,527,411
Class Y	77,583	1,114,708

	(68,776,931)	211,221,085

Net Assets
Total increase (decrease)	259,943,032	(1,037,919,750)
Beginning of period	1,604,289,494	2,642,209,244

End of period (including accumulated net investment income of $24,151,058 and $18,098,697, respectively)	$1,864,232,526	$1,604,289,494

See accompanying Notes to Financial Statements.
F10 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class A	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.28	$11.28	$12.05	$11.10	$10.00

Income (loss) from investment operations:
Net investment income[2]	.04	.10	.44	.35	.43
Net realized and unrealized gain (loss)	1.31	(4.74)	(.61)	.89	.89

Total from investment operations	1.35	(4.64)	(.17)	1.24	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.43)	(.24)	(.20)
Distributions from net realized gain	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.36)	(.60)	(.29)	(.22)

Net asset value, end of period	$7.63	$6.28	$11.28	$12.05	$11.10

Total Return, at Net Asset Value[3]	21.50%	(41.33)%	(1.69)%	11.14%	13.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,005,923	$868,187	$1,396,770	$956,520	$293,578

Average net assets (in thousands)	$892,627	$1,267,124	$1,267,499	$605,517	$112,224

Ratios to average net assets:[4]
Net investment income	1.07%	1.00%	3.54%	3.10%	4.94%
Total expenses[5]	0.62%	0.53%	0.48%	0.51%	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.53%	0.48%	0.50%	0.55%

Portfolio turnover rate	17%	28%	18%	40%	90%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.24%
Year Ended January 31, 2009	1.15%
Year Ended January 31, 2008	1.11%
Year Ended January 31, 2007	1.16%
Period Ended January 31, 2006	1.28%
See accompanying Notes to Financial Statements.
F11 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class B	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.17	$11.20	$11.97	$11.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	.01	.01	.33	.26	.36
Net realized and unrealized gain (loss)	1.30	(4.68)	(.59)	.86	.91

Total from investment operations	1.31	(4.67)	(.26)	1.12	1.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.34)	(.17)	(.18)
Distributions from net realized gain	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.36)	(.51)	(.22)	(.20)

Net asset value, end of period	$7.48	$6.17	$11.20	$11.97	$11.07

Total Return, at Net Asset Value[3]	21.23%	(41.90)%	(2.40)%	10.15%	12.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$301,554	$258,625	$449,130	$349,024	$115,629

Average net assets (in thousands)	$265,681	$389,957	$433,217	$229,365	$46,284

Ratios to average net assets:[4]
Net investment income	0.20%	0.15%	2.64%	2.26%	4.06%
Total expenses[5]	1.52%	1.35%	1.27%	1.29%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.35%	1.27%	1.29%	1.34%

Portfolio turnover rate	17%	28%	18%	40%	90%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	2.14%
Year Ended January 31, 2009	1.97%
Year Ended January 31, 2008	1.90%
Year Ended January 31, 2007	1.94%
Period Ended January 31, 2006	2.09%
See accompanying Notes to Financial Statements.
F12 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class C	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.17	$11.18	$11.96	$11.06	$10.00

Income (loss) from investment operations:
Net investment income[2]	.01	.02	.34	.27	.37
Net realized and unrealized gain (loss)	1.29	(4.67)	(.60)	.86	.89

Total from investment operations	1.30	(4.65)	(.26)	1.13	1.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.35)	(.18)	(.18)
Distributions from net realized gain	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.36)	(.52)	(.23)	(.20)

Net asset value, end of period	$7.47	$6.17	$11.18	$11.96	$11.06

Total Return, at Net Asset Value[3]	21.07%	(41.79)%	(2.41)%	10.21%	12.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$425,632	$369,953	$630,990	$433,213	$125,622

Average net assets (in thousands)	$377,780	$560,138	$577,347	$272,038	$45,647

Ratios to average net assets:[4]
Net investment income	0.29%	0.20%	2.77%	2.34%	4.18%
Total expenses[5]	1.40%	1.30%	1.24%	1.27%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.40%	1.30%	1.24%	1.26%	1.31%

Portfolio turnover rate	17%	28%	18%	40%	90%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	2.02%
Year Ended January 31, 2009	1.92%
Year Ended January 31, 2008	1.87%
Year Ended January 31, 2007	1.92%
Period Ended January 31, 2006	2.05%
See accompanying Notes to Financial Statements.
F13 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class N	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.24	$11.24	$12.02	$11.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	.03	.08	.41	.35	.46
Net realized and unrealized gain (loss)	1.32	(4.72)	(.61)	.86	.85

Total from investment operations	1.35	(4.64)	(.20)	1.21	1.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.41)	(.23)	(.20)
Distributions from net realized gain	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.36)	(.58)	(.28)	(.22)

Net asset value, end of period	$7.59	$6.24	$11.24	$12.02	$11.09

Total Return, at Net Asset Value[3]	21.63%	(41.47)%	(1.95)%	10.88%	13.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,790	$104,818	$161,530	$109,146	$28,345

Average net assets (in thousands)	$111,138	$149,553	$145,988	$62,929	$9,156

Ratios to average net assets:[4]
Net investment income	0.88%	0.82%	3.31%	3.07%	5.28%
Total expenses[5]	0.81%	0.74%	0.70%	0.70%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.81%	0.74%	0.69%	0.70%	0.72%

Portfolio turnover rate	17%	28%	18%	40%	90%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.43%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.33%
Year Ended January 31, 2007	1.35%
Period Ended January 31, 2006	1.45%
See accompanying Notes to Financial Statements.
F14 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 31, 2009		Year Ended January 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.33	$11.33	$12.10	$11.13	$10.00

Income (loss) from investment operations:
Net investment income[2]	.05	.15	.50	.44	.39
Net realized and unrealized gain (loss)	1.34	(4.79)	(.63)	.85	.97

Total from investment operations	1.39	(4.64)	(.13)	1.29	1.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.47)	(.27)	(.21)
Distributions from net realized gain	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.36)	(.64)	(.32)	(.23)

Net asset value, end of period	$7.72	$6.33	$11.33	$12.10	$11.13

Total Return, at Net Asset Value[3]	21.96%	(41.15)%	(1.38)%	11.56%	13.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,334	$2,706	$3,789	$2,783	$482

Average net assets (in thousands)	$2,755	$3,724	$3,663	$1,317	$196

Ratios to average net assets:[4]
Net investment income	1.48%	1.56%	3.98%	3.79%	4.44%
Total expenses[5]	0.21%	0.15%	0.13%	0.11%	0.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%	0.15%	0.13%	0.11%	0.21%

Portfolio turnover rate	17%	28%	18%	40%	90%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	0.83%
Year Ended January 31, 2009	0.77%
Year Ended January 31, 2008	0.76%
Year Ended January 31, 2007	0.76%
Period Ended January 31, 2006	1.05%
See accompanying Notes to Financial Statements.
F15 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F16 | ACTIVE ALLOCATION FUND

     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income
F17 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2009, the Fund had available for federal income tax purposes post-October losses of $144,457,281 and unused capital loss carryforward as follows:

Expiring

2017	$68,767,077
As of July 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $516,996,193 expiring by 2018. This estimated capital loss carry-forward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,590,202,614
Federal tax cost of other investments	105,230,927

Total federal tax cost	$2,695,433,541

Gross unrealized appreciation	$63,950,394
Gross unrealized depreciation	(861,496,838)

Net unrealized depreciation	$(797,546,444)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding
F18 | ACTIVE ALLOCATION FUND

new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$7,784
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2009	125,496
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts,
F19 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	13,876,366	$90,497,032	40,324,776	$395,653,026
Dividends and/or distributions reinvested	—	—	6,892,834	46,257,803
Redeemed	(20,439,708)	(131,768,057)	(32,734,431)	(303,245,109)

Net increase (decrease)	(6,563,342)	$(41,271,025)	14,483,179	$138,665,720

Class B
Sold	4,130,079	$26,505,146	11,003,767	$107,724,948
Dividends and/or distributions reinvested	—	—	2,142,439	14,161,239
Redeemed	(5,692,833)	(35,864,372)	(11,377,329)	(107,713,671)

Net increase (decrease)	(1,562,754)	$(9,359,226)	1,768,877	$14,172,516

F20 | ACTIVE ALLOCATION FUND

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	6,961,532	$44,607,205	17,543,266	$168,070,465
Dividends and/or distributions reinvested	—	—	2,994,394	19,766,666
Redeemed	(9,991,141)	(63,085,637)	(17,004,460)	(153,096,401)

Net increase (decrease)	(3,029,609)	$(18,478,432)	3,533,200	$34,740,730

Class N
Sold	2,794,561	$17,864,461	5,834,160	$56,410,834
Dividends and/or distributions reinvested	—	—	807,665	5,387,128
Redeemed	(2,740,311)	(17,610,292)	(4,217,727)	(39,270,551)

Net increase	54,250	$254,169	2,424,098	$22,527,411

Class Y
Sold	103,262	$714,407	233,785	$2,379,696
Dividends and/or distributions reinvested	—	—	23,133	156,613
Redeemed	(98,727)	(636,824)	(163,928)	(1,421,601)

Net increase	4,535	$77,583	92,990	$1,114,708

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$270,448,760	$357,336,916
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2009 was 0.60%.
     The Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2009, the Fund paid $2,061,744 to OFS for services to the Fund.
F21 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$7,003,705
Class C	5,657,606
Class N	1,759,030
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F22 | ACTIVE ALLOCATION FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$725,703	$694	$373,222	$35,804	$2,696
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 31, 2009, the Manager reimbursed the Fund $5,148 for Class B shares. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds and IMMF to assure that expenses do not exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended July 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$31,399
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
F23 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject
F24 | ACTIVE ALLOCATION FUND

to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of July 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,944,127, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $1,944,127 as of July 31, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of July 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $3,398,500. If a contingent feature would have been triggered as of July 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
Valuations of derivative instruments as of July 31, 2009 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted	Statement of			Statement of
for as Hedging	Assets and			Assets and
Instruments under	Liabilities			Liabilities
Statement 133(a)	Location	Value		Location	Value

Credit contracts	Swaps, at value	$(1,040,762)
Interest rate contracts	Futures margins	704,047	*	Futures margins	$—	*
Equity contracts	Swaps, at value	1,944,127		Swaps, at value	2,357,738
Equity contracts	Futures margins	—	*	Futures margins	86,790	*

Total		$1,607,412			$2,444,528

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
F25 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivative
Derivatives Not Accounted for
as Hedging Instruments	Closing and Expiration
under Statement 133(a)	of Futures Contracts	Swap Contracts	Total

Interest rate contracts	$(2,124,244)	$—	$(2,124,244)
Equity contracts	(35,159,900)	(1,226,467)	(36,386,367)
Credit contracts	—	(1,316,171)	(1,316,171)

Total	$(37,284,144)	$(2,542,638)	$(39,826,782)

Amount of Change in Unrealized Gain or Loss Recognized on Derivative
Derivatives Not Accounted for
as Hedging Instruments
under Statement 133(a)	Futures Contracts	Swap Contracts	Total

Interest rate contracts	$644,340	$—	$644,340
Equity contracts	2,459,758	2,367,267	4,827,025
Credit contracts	—	3,329,519	3,329,519

Total	$3,104,098	$5,696,786	$8,800,884

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
F26 | ACTIVE ALLOCATION FUND

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter
F27 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
F28 | ACTIVE ALLOCATION FUND

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F30 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that
19 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston, Jerry Webman and Caleb Wong, the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation growth funds (including both fund of funds advised by the Manager and fund of funds advised by other investment advisers). The Board noted that the Fund’s one-year and three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other mixed-asset target allocation growth fund of funds with comparable asset levels and distribution features. The Board noted that the Fund’s total expenses (direct and indirect) are lower than its peer group median. The Board also noted that the Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and
20 | ACTIVE ALLOCATION FUND

indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N, and 1.20% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
21 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | ACTIVE ALLOCATION FUND

July 31, 2009

Equity Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of investments.
10 | EQUITY INVESTOR FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | EQUITY INVESTOR FUND

NOTES
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | EQUITY INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
13 | EQUITY INVESTOR FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,318.90	$3.45
Class B	1,000.00	1,311.90	7.99
Class C	1,000.00	1,314.00	7.83
Class N	1,000.00	1,318.30	4.61
Class Y	1,000.00	1,321.00	0.58

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.82	3.01
Class B	1,000.00	1,017.90	6.98
Class C	1,000.00	1,018.05	6.83
Class N	1,000.00	1,020.83	4.02
Class Y	1,000.00	1,024.30	0.50
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.60%
Class B	1.39
Class C	1.36
Class N	0.80
Class Y	0.10
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

	Shares	Value

Investment Companies—99.9%[1]
Global Equity Funds—31.2%
Oppenheimer Developing Markets Fund, Cl. Y	1,098,429	$26,296,398
Oppenheimer Global Fund, Cl. Y	2,078,529	98,189,727
Oppenheimer Global Opportunities Fund, Cl. Y	1,262,991	27,470,052

		151,956,177

Money Market Fund—0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[2]	707,342	707,342
U.S. Equity Funds—68.6%
Oppenheimer Capital Appreciation Fund, Cl. Y3	2,557,764	92,846,850
Oppenheimer Main Street Fund, Cl. Y	2,819,806	71,538,474
Oppenheimer Main Street Opportunity Fund, Cl. Y	4,932,736	49,031,393
Oppenheimer Main Street Small Cap Fund, Cl. Y	3,258,801	50,804,706
Oppenheimer Value Fund, Cl. Y	3,936,493	69,557,834

		333,779,257

Total Investments, at value (Cost $645,575,700)	99.9%	486,442,776
Other Assets Net of Liabilities	0.1	309,333

Net Assets	100.0%	$486,752,109

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2009	Additions	Reductions	July 31, 2009

Oppenheimer Capital Appreciation Fund, Cl. Y	2,443,260	167,043	52,539	2,557,764
Oppenheimer Developing Markets Fund, Cl. Y	1,051,398	70,707	23,676	1,098,429
Oppenheimer Global Fund, Cl. Y	1,987,573	133,398	42,442	2,078,529
Oppenheimer Global Opportunities Fund, Cl. Y	1,214,009	73,114	24,132	1,262,991
Oppenheimer Institutional Money Market Fund, Cl. E	—	20,457,859	19,750,517	707,342
Oppenheimer Main Street Fund, Cl. Y	2,698,904	176,922	56,020	2,819,806
Oppenheimer Main Street Opportunity Fund, Cl. Y	4,725,621	305,788	98,673	4,932,736
Oppenheimer Main Street Small Cap Fund, Cl. Y	3,122,674	203,435	67,308	3,258,801
Oppenheimer Value Fund, Cl. Y	3,761,980	254,882	80,369	3,936,493
F1 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Realized
	Value	Income	Loss

Oppenheimer Capital Appreciation Fund, Cl. Y	$92,846,850	$—	$1,283,594
Oppenheimer Developing Markets Fund, Cl. Y	26,296,398	—	752,442
Oppenheimer Global Fund, Cl. Y	98,189,727	—	1,909,433
Oppenheimer Global Opportunities Fund, Cl. Y	27,470,052	—	630,600
Oppenheimer Institutional Money Market Fund, Cl. E	707,342	2,800	—
Oppenheimer Main Street Fund, Cl. Y	71,538,474	—	1,346,272
Oppenheimer Main Street Opportunity Fund, Cl. Y	49,031,393	—	849,745
Oppenheimer Main Street Small Cap Fund, Cl. Y	50,804,706	—	932,003
Oppenheimer Value Fund, Cl. Y	69,557,834	—	1,284,439

	$486,442,776	$2,800	$8,988,528

2.	Rate shown is the 7-day yield as of July 31, 2009.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$486,442,776	$—	$—	$486,442,776

Total Assets	$486,442,776	$—	$—	$486,442,776

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F2 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 31, 2009

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $645,575,700)	$486,442,776
Receivables and other assets:
Shares of beneficial interest sold	1,462,665
Investments sold	23,766
Dividends	370
Other	13,680

Total assets	487,943,257

Liabilities
Bank overdraft	485,145
Payables and other liabilities:
Shares of beneficial interest redeemed	413,302
Transfer and shareholder servicing agent fees	105,212
Distribution and service plan fees	93,527
Trustees’ compensation	35,268
Shareholder communications	32,053
Other	26,641

Total liabilities	1,191,148

Net Assets	$486,752,109

Composition of Net Assets
Par value of shares of beneficial interest	$57,539
Additional paid-in capital	654,785,604
Accumulated net investment loss	(174,540)
Accumulated net realized loss on investments	(8,783,570)
Net unrealized depreciation on investments	(159,132,924)

Net Assets	$486,752,109

F3 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $253,519,822 and 29,769,385 shares of beneficial interest outstanding)	$8.52
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.04

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,489,208 and 8,298,593 shares of beneficial interest outstanding)	$8.37

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $107,047,620 and 12,793,524 shares of beneficial interest outstanding)	$8.37

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $53,575,549 and 6,313,452 shares of beneficial interest outstanding)	$8.49

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,119,910 and 364,446 shares of beneficial interest outstanding)	$8.56
See accompanying Notes to Financial Statements.
F4 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 31, 2009

Investment Income
Dividend from affiliated companies	$2,800
Interest	790

Total investment income	3,590

Expenses
Distribution and service plan fees:
Class A	251,740
Class B	285,277
Class C	436,963
Class N	111,707
Transfer and shareholder servicing agent fees:
Class A	334,508
Class B	123,956
Class C	152,459
Class N	62,684
Class Y	919
Shareholder communications:
Class A	22,505
Class B	9,536
Class C	8,088
Class N	1,162
Class Y	32
Trustees’ compensation	7,990
Custodian fees and expenses	1,237
Other	27,899

Total expenses	1,838,662
Less waivers and reimbursements of expenses	(45,911)

Net expenses	1,792,751

Net Investment Loss	(1,789,161)

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	(8,988,528)
Net change in unrealized depreciation on investments	124,923,856

Net Increase in Net Assets Resulting from Operations	$114,146,167

See accompanying Notes to Financial Statements.
F5 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Operations
Net investment income (loss)	$(1,789,161)	$2,205,646
Net realized gain (loss)	(8,988,528)	2,623,598
Net change in unrealized depreciation	124,923,856	(241,545,461)

Net increase (decrease) in net assets resulting from operations	114,146,167	(236,716,217)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(825,158)
Class B	—	—
Class C	—	—
Class N	—	(79,650)
Class Y	—	(22,569)

	—	(927,377)
Distributions from net realized gain:
Class A	—	(13,054,942)
Class B	—	(3,779,073)
Class C	—	(5,714,867)
Class N	—	(2,836,610)
Class Y	—	(141,786)

	—	(25,527,278)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	14,215,531	52,913,209
Class B	1,943,024	11,364,580
Class C	4,424,336	25,411,161
Class N	773,669	14,501,238
Class Y	355,700	1,230,807

	21,712,260	105,420,995

Net Assets
Total increase (decrease)	135,858,427	(157,749,877)
Beginning of period	350,893,682	508,643,559

End of period (including accumulated net investment income (loss) of $(174,540) and $1,614,621, respectively)	$486,752,109	$350,893,682

See accompanying Notes to Financial Statements.
F6 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class A	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.46	$11.83	$12.63	$11.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	.08	.38	.25	.22
Net realized and unrealized gain (loss)	2.08	(4.91)	(.65)	1.00	1.52

Total from investment operations	2.06	(4.83)	(.27)	1.25	1.74

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.03)	(.33)	(.18)	(.12)
Distributions from net realized gain	—	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.54)	(.53)	(.22)	(.14)

Net asset value, end of period	$8.52	$6.46	$11.83	$12.63	$11.60

Total Return, at Net Asset Value[3]	31.89%	(41.14)%	(2.45)%	10.85%	17.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,520	$180,042	$262,208	$173,539	$48,132

Average net assets (in thousands)	$206,909	$245,247	$239,348	$109,318	$17,321

Ratios to average net assets:[4]
Net investment income (loss)	(0.60)%	0.77%	2.87%	2.07%	2.47%
Total expenses[5]	0.61%	0.54%	0.45%	0.50%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.54%	0.45%	0.50%	0.68%

Portfolio turnover rate	2%	5%	2%	2%	7%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.25%
Year Ended January 31, 2009	1.18%
Year Ended January 31, 2008	1.08%
Year Ended January 31, 2007	1.15%
Period Ended January 31, 2006	1.39%
See accompanying Notes to Financial Statements.
F7 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class B	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.38	$11.73	$12.54	$11.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.05)	(.01)	.26	.14	.16
Net realized and unrealized gain (loss)	2.04	(4.83)	(.63)	1.01	1.50

Total from investment operations	1.99	(4.84)	(.37)	1.15	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.24)	(.12)	(.09)
Distributions from net realized gain	—	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.51)	(.44)	(.16)	(.11)

Net asset value, end of period	$8.37	$6.38	$11.73	$12.54	$11.55

Total Return, at Net Asset Value[3]	31.19%	(41.58)%	(3.23)%	9.97%	16.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,489	$51,358	$79,187	$59,406	$19,078

Average net assets (in thousands)	$57,670	$71,695	$75,204	$38,569	$7,050

Ratios to average net assets:[4]
Net investment income (loss)	(1.39)%	(0.07)%	1.98%	1.19%	1.83%
Total expenses[5]	1.48%	1.36%	1.25%	1.31%	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	1.36%	1.25%	1.31%	1.50%

Portfolio turnover rate	2%	5%	2%	2%	7%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	2.12%
Year Ended January 31, 2009	2.00%
Year Ended January 31, 2008	1.88%
Year Ended January 31, 2007	1.96%
Period Ended January 31, 2006	2.22%
See accompanying Notes to Financial Statements.
F8 | EQUITY INVESTOR FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class C	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.37	$11.72	$12.53	$11.54	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.05)	—[3]	.28	.14	.15
Net realized and unrealized gain (loss)	2.05	(4.84)	(.64)	1.01	1.51

Total from investment operations	2.00	(4.84)	(.36)	1.15	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.25)	(.12)	(.10)
Distributions from net realized gain	—	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.51)	(.45)	(.16)	(.12)

Net asset value, end of period	$8.37	$6.37	$11.72	$12.53	$11.54

Total Return, at Net Asset Value[4]	31.40%	(41.62)%	(3.15)%	10.00%	16.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$107,048	$77,667	$110,383	$70,691	$20,034

Average net assets (in thousands)	$88,468	$103,851	$98,098	$45,312	$6,131

Ratios to average net assets:[5]
Net investment income (loss)	(1.36)%	0.01%	2.15%	1.23%	1.71%
Total expenses[6]	1.38%	1.31%	1.23%	1.29%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.31%	1.23%	1.29%	1.45%

Portfolio turnover rate	2%	5%	2%	2%	7%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	2.02%
Year Ended January 31, 2009	1.95%
Year Ended January 31, 2008	1.86%
Year Ended January 31, 2007	1.94%
Period Ended January 31, 2006	2.17%
See accompanying Notes to Financial Statements.
F9 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class N	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.44	$11.80	$12.60	$11.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.06	.35	.29	.24
Net realized and unrealized gain (loss)	2.08	(4.90)	(.65)	.94	1.49

Total from investment operations	2.05	(4.84)	(.30)	1.23	1.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.30)	(.18)	(.12)
Distributions from net realized gain	—	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.52)	(.50)	(.22)	(.14)

Net asset value, end of period	$8.49	$6.44	$11.80	$12.60	$11.59

Total Return, at Net Asset Value[3]	31.83%	(41.30)%	(2.63)%	10.67%	17.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,575	$39,757	$54,336	$35,652	$5,608

Average net assets (in thousands)	$45,196	$52,669	$48,745	$18,874	$1,717

Ratios to average net assets:[4]
Net investment income (loss)	(0.80)%	0.59%	2.67%	2.47%	2.62%
Total expenses[5]	0.80%	0.72%	0.68%	0.69%	0.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.72%	0.68%	0.69%	0.78%

Portfolio turnover rate	2%	5%	2%	2%	7%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	1.44%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.31%
Year Ended January 31, 2007	1.34%
Period Ended January 31, 2006	1.48%
See accompanying Notes to Financial Statements.
F10 | EQUITY INVESTOR FUND

	Six Months
	Ended
	July 31, 2009			Year Ended January 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.48	$11.88	$12.67	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	.15	.43	.29	.24
Net realized and unrealized gain (loss)	2.08	(4.96)	(.64)	1.03	1.52

Total from investment operations	2.08	(4.81)	(.21)	1.32	1.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	(.38)	(.22)	(.13)
Distributions from net realized gain	—	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.59)	(.58)	(.26)	(.15)

Net asset value, end of period	$8.56	$6.48	$11.88	$12.67	$11.61

Total Return, at Net Asset Value[4]	32.10%	(40.84)%	(2.00)%	11.42%	17.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,120	$2,070	$2,530	$2,021	$711

Average net assets (in thousands)	$2,459	$2,596	$2,508	$1,267	$331

Ratios to average net assets:[5]
Net investment income (loss)	(0.09)%	1.49%	3.25%	2.46%	2.67%
Total expenses[6]	0.10%	0.03%	0.02%	0.03%	0.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.10%	0.03%	0.02%	0.03%	0.27%

Portfolio turnover rate	2%	5%	2%	2%	7%

1.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2009	0.74%
Year Ended January 31, 2009	0.67%
Year Ended January 31, 2008	0.65%
Year Ended January 31, 2007	0.68%
Period Ended January 31, 2006	0.99%
See accompanying Notes to Financial Statements.
F11 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F12 | EQUITY INVESTOR FUND

     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision
F13 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended January 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     As of July 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $8,988,528 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$664,398,781

Gross unrealized appreciation	$—
Gross unrealized depreciation	(177,956,005)

Net unrealized depreciation	$(177,956,005)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,599
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2009	23,799
F14 | EQUITY INVESTOR FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the
F15 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,033,357	$35,685,827	9,577,114	$96,269,439
Dividends and/or distributions reinvested	—	—	1,936,747	13,421,595
Redeemed	(3,132,002)	(21,470,296)	(5,806,832)	(56,777,825)

Net increase	1,901,355	$14,215,531	5,707,029	$52,913,209

Class B
Sold	1,178,896	$8,282,476	2,415,258	$24,043,587
Dividends and/or distributions reinvested	—	—	539,589	3,696,157
Redeemed	(933,369)	(6,339,452)	(1,649,859)	(16,375,164

Net increase	245,527	$1,943,024	1,304,988	$11,364,580

Class C
Sold	2,280,141	$15,866,532	4,607,995	$44,782,206
Dividends and/or distributions reinvested	—	—	815,080	5,575,207
Redeemed	(1,675,930)	(11,442,196)	(2,652,636)	(24,946,252)

Net increase	604,211	$4,424,336	2,770,439	$25,411,161

Class N
Sold	1,143,464	$7,803,238	2,741,039	$27,060,932
Dividends and/or distributions reinvested	—	—	367,981	2,542,752
Redeemed	(999,708)	(7,029,569)	(1,545,096)	(15,102,446)

Net increase	143,756	$773,669	1,563,924	$14,501,238

F16 | EQUITY INVESTOR FUND

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	95,581	$724,659	230,709	$2,489,084
Dividends and/or distributions reinvested	—	—	23,640	164,296
Redeemed	(50,657)	(368,959)	(147,821)	(1,422,573)

Net increase	44,924	$355,700	106,528	$1,230,807

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$26,003,442	$7,538,902
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2009 was 0.60%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2009, the Fund paid $612,302 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that
F17 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$1,677,339
Class C	1,236,778
Class N	642,859
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$252,526	$1,188	$70,594	$4,742	$238
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 31, 2009, the Manager waived $1,199 for Class B shares. The Manager may modify or
F18 | EQUITY INVESTOR FUND

terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds and IMMF to assure that expenses do not exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended July 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$11,272
Class B	24,022
Class C	9,318
Class N	100
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F19 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F20 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
15 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston and Jerry Webman, the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load global multi-cap core funds (including both fund of funds advised by the Manager and fund of funds advised by other investment advisers). The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other global multi-cap core, global multi-cap growth, and international multi-cap core fund of funds with comparable asset levels and distribution features. The Board noted that the Fund’s total expenses (direct and indirect) are lower than its peer group median. The Board also noted that the Manager has voluntarily agreed to a total expense limitation on the aggregate amount of
16 | EQUITY INVESTOR FUND

combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N, and 1.20% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
17 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18 | EQUITY INVESTOR FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Portfolio Series

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 09/11/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 09/11/2009